Fair Value Measurements	8 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Fair Value Measurements [Line Items]
Fair Value Measurements

Note 10 — Fair Value Measurements

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets: Investments in Trust Account
U.S. Treasury securities	$552,015,433	$—	$—
Derivative Warrant Liabilities:
Public Warrants	$23,625,600	$—	$—
Private Placement Warrants	$—	$—	$29,296,532

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. The estimated fair value of Public Warrants was transferred from a Level 3 fair value measurement to a Level 1 measurement, when the Public Warrants were separately listed and traded in May 2021. There were no other transfers to/from Levels 1, 2, and 3 during the period from January 25, 2021 (inception) through September 30, 2021.

Level 1 instruments include investments in U.S Treasury Securities invested in U.S. government securities and, as of September 30, 2021, the Public Warrants. The Company uses inputs such as actual trade data, benchmark yields, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. The fair value of the Public Warrants as of September 30, 2021 is measured utilizing the listed trading price.

The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the Private Placement Warrants at each reporting period. The Company recognized a loss of approximately $15,213,000 for the derivative warrant liabilities upon their issuance on April 9, 2021. The Sponsor paid an aggregate of $13,040,000 for Private Placement Warrants with an initial aggregate fair value of approximately $28,253,000.

The estimated fair value of the Private Placement Warrants is determined using Level 3 inputs. Inherent in a Black-Scholes option pricing model are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero. Any changes in these assumptions can change the valuation significantly.

The following tables provide quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of June 30, 2021	As of September 30, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$9.92
Volatility	23.7% – 41.0%	29.8% – 42.0%
Term (years)	5.98	5.25
Risk-free rate	1.09%	1.02%
Dividend yield	0.0%	0.0%

The activity of derivative warrant liabilities, classified as Level 3, for the period from January 25, 2021 (inception) through September 30, 2021 is summarized as follows:

Derivative warrant liabilities at January 25, 2021 (inception)	$—
Derivative warrant liabilities at March 31, 2021	—
Issuance of Public and Private Warrants	46,248,532
Transfer of Public Warrants to Level 1	(17,995,200)
Change in fair value of warrant liabilites	4,868,267
Derivative warrant liabilities at June 30, 2021	33,121,599
Change in fair value of warrant liabilites	(3,825,067)
Derivative warrant liabilities at September 30, 2021	$29,296,532

EQRx, INC. [Member]
Fair Value Measurements [Line Items]
Fair Value Measurements

4. FAIR VALUE MEASUREMENTS AND FAIR VALUE OF INSTRUMENTS

The following tables set forth the Company’s financial assets measured at fair value on a recurring basis and the level of inputs used in such measurements as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$238,238	$—	$—	$238,238	Level 1
Commercial paper (due within 90 days)	216,233	—	—	216,233	Level 2
Total financial assets	$454,471	$—	$—	$454,471
	December 31, 2020
	Amortized Costs	Gross Unrealized Gain	Gross Unrealized Loss	Aggregate Fair Value	Fair Value Level
Financial assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087	Level 1
Commercial bonds (due within 90 days)	32,059	—	—	32,059	Level 2
Commercial paper (due within 90 days)	94,536	—	—	94,536	Level 2
Total financial assets	$487,682	$—	$—	$487,682

In determining the fair value of its cash equivalents at each date presented above, the Company relied on quoted prices for similar securities in active markets or using other inputs that are observable or can be corroborated by observable market data. The Company did not have any financial assets or liabilities during any of the periods presented in the accompanying consolidated financial statements that required Level 3 inputs.